Schedule of Investments
March 31, 2023
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers–99.85%(a)
	% of Net Assets 03/31/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/23	Value 03/31/23
Alternative Funds–13.95%
Invesco Global Real Estate Income Fund, Class R6	3.97%	$31,171,300	$115,108	$(14,920,090)	$1,446,005	$(905,319)	$115,108	2,142,840	$16,907,004
Invesco Multi-Asset Income Fund, Class R6	9.98%	42,725,008	762,870	(1,927,883)	1,616,528	(673,097)	762,871	5,491,399	42,503,426
Total Alternative Funds		73,896,308	877,978	(16,847,973)	3,062,533	(1,578,416)	877,979		59,410,430
Domestic Equity Funds–11.36%
Invesco Dividend Income Fund, Class R6	3.53%	24,720,742	123,240	(9,333,661)	(2,447,627)	1,968,149	123,240	624,204	15,030,843
Invesco S&P 500® Enhanced Value ETF	—	24,570,839	1,527,710	(25,212,809)	(7,883,406)	6,997,666	224,664	—	—
Invesco S&P 500® High Dividend Low Volatility ETF(b)	4.30%	29,855,418	1,003,673	(11,127,519)	(3,202,666)	1,788,377	300,634	433,956	18,317,283
Invesco S&P 500® Pure Value ETF	3.53%	—	14,904,781	(325,834)	425,249	7,382	—	197,781	15,011,578
Total Domestic Equity Funds		79,146,999	17,559,404	(45,999,823)	(13,108,450)	10,761,574	648,538		48,359,704
Fixed Income Funds–62.47%
Invesco 1-30 Laddered Treasury ETF	9.57%	40,766,577	1,125,689	(2,890,170)	2,024,335	(282,089)	231,608	1,359,958	40,744,342
Invesco Core Plus Bond Fund, Class R6	9.89%	42,967,487	745,655	(2,031,387)	778,820	(325,474)	486,460	4,574,930	42,135,101
Invesco Corporate Bond Fund, Class R6	12.67%	31,028,803	23,128,356	(905,227)	832,269	(129,265)	414,126	8,688,396	53,954,936
Invesco Fundamental High Yield® Corporate Bond ETF	—	29,791,436	—	(29,805,457)	3,161,814	(3,147,793)	293,318	—	—
Invesco High Yield Fund, Class R6	9.97%	—	41,961,618	—	492,894	—	65,587	12,341,426	42,454,512
Invesco Income Fund, Class R6	8.11%	26,756,383	8,491,496	(1,148,592)	516,576	(66,738)	386,667	4,963,955	34,549,125
Invesco International Bond Fund, Class R6	3.01%	12,755,094	321,766	(313,035)	115,024	(53,452)	127,503	2,968,842	12,825,397
Invesco Master Loan Fund, Class R6	5.80%	24,248,411	500,691	—	(58,313)	—	496,522	1,632,902	24,690,789
Invesco Taxable Municipal Bond ETF(b)	3.45%	22,312,321	—	(8,548,722)	2,594,114	(1,682,066)	201,902	545,969	14,675,647
Total Fixed Income Funds		230,626,512	76,275,271	(45,642,590)	10,457,533	(5,686,877)	2,703,693		266,029,849
Foreign Equity Funds–11.95%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.98%	—	16,892,985	(465,665)	507,747	12,920	—	384,657	16,947,987
Invesco RAFI™ Strategic Developed ex-US ETF	—	21,370,246	—	(21,993,094)	1,799,990	(1,177,142)	—	—	—
Invesco S&P International Developed Low Volatility ETF	4.00%	22,570,077	—	(5,840,511)	895,969	(566,657)	264,830	623,497	17,058,878
iShares Global Infrastructure ETF(c)	3.97%	—	16,655,952	(221,675)	453,603	5,361	—	354,156	16,893,241
Total Foreign Equity Funds		43,940,323	33,548,937	(28,520,945)	3,657,309	(1,725,518)	264,830		50,900,106
Money Market Funds–0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)	0.04%	11	21,135,464	(20,954,263)	—	—	4,794	181,212	181,212
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)	0.03%	—	15,096,760	(14,967,330)	—	(181)	5,610	129,223	129,249
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)	0.05%	12	24,154,816	(23,947,728)	—	—	8,693	207,100	207,100
Total Money Market Funds		23	60,387,040	(59,869,321)	—	(181)	19,097		517,561
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $437,108,540)	99.85%	427,610,165	188,648,630	(196,880,652)	4,068,925	1,770,582	4,514,137		425,217,650
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Invesco Income Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.85%(a)
	% of Net Assets 03/31/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/23	Value 03/31/23

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.80%
Invesco Private Government Fund, 4.78%(d)(e)	0.22%	$2,073,105	$8,528,076	$(9,643,007)	$—	$—	$3,792(f)	958,174	$958,174
Invesco Private Prime Fund, 4.98%(d)(e)	0.58%	5,330,842	15,918,246	(18,783,643)	(522)	(1,047)	10,388(f)	2,463,876	2,463,876
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,422,118)	0.80%	7,403,947	24,446,322	(28,426,650)	(522)	(1,047)	14,180		3,422,050
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $440,530,658)	100.65%	$435,014,112	$213,094,952	$(225,307,302)	$4,068,403	$1,769,535	$4,528,317		$428,639,700
OTHER ASSETS LESS LIABILITIES	(0.65)%								(2,768,598)
NET ASSETS	100.00%								$425,871,102
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2023.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$407,806,848	$—	$—	$407,806,848
Unaffiliated Issuers	16,893,241	—	—	16,893,241
Money Market Funds	517,561	3,422,050	—	3,939,611
Total Investments	$425,217,650	$3,422,050	$—	$428,639,700
Invesco Income Allocation Fund